Accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details) - $ / shares		12 Months Ended
	Apr. 05, 2017	Dec. 31, 2017	Nov. 13, 2017	Mar. 20, 2017
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market price per share (USD/share)	$ 2.75	$ 1.06	$ 1.20	$ 2.85
Exercise price (USD/share)	$ 2.75	$ 1.00
Risk-free rate	1.83%	2.00%
Dividend yield	0.00%	0.00%
Expected term/Contractual life (years)	4 years	3 years 3 months 4 days
Expected volatility	106.46%	110.46%